Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Principal Accounting Policies [Abstract]
Schedule of concentration of customers and suppliers
The following customer accounted for 10% or more of net revenue for the years ended December 31, 2016 and 2017:

	For Year Ended December 31,
	2016	2017
	RMB	RMB

A	351,204	462,384

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	RMB	RMB

A	193,775	342,752

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2016 and 2017:

	For Year Ended December 31,
	2016	2017
	RMB	RMB

B	629,780	938,128
C	551,459	474,399

Schedule of estimated useful lives and residual rates
Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Repairs and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included the consolidated statements of operations.